UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09841

                             UBS WILLOW FUND L.L.C.
               (Exact name of registrant as specified in charter)

                     1285 AVENUE OF THE AMERICAS, 37TH FLOOR
                               NEW YORK, NY 10019
               (Address of principal executive offices) (Zip code)

                                   JAMES DWYER
                        C/O UBS FINANCIAL SERVICES, INC.
                           1285 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10019
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  212-882-5819

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.




                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006



       Par                                                                                               Market Value
-----------------------------------------------------------------------------------------------------------------------
                    UNITED STATES OF AMERICA
                    ------------------------
                    INVESTMENTS IN SECURITIES (101.09%)
                    -----------------------------------
                    CORPORATE BONDS (37.82%)
                    ------------------------
                    APPLIANCES (4.24%)

      25,000,000    Fedders North America, 9.875%, 03/01/14 (Callable 03/01/09 @ 104.94)                 $  15,500,000
                                                                                                         -------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (8.35%)
      26,668,000    Holley Performance Products Inc, 12.50%, 09/15/09                                       24,801,240
       7,000,000    Dura Operating Corp., 8.625%, 04/15/12                                                   5,722,500
                                                                                                         -------------
                                                                                                            30,523,740
                                                                                                         -------------
                    BUILDING MAINTENANCE & SERVICE (1.13%)
       2,855,000    Integrated Electric Services 9.375% 02/01/09                                             3,511,650
         500,000    Integrated Electric Services 9.375% 02/01/09                                               615,000
                                                                                                         -------------
                                                                                                             4,126,650
                                                                                                         -------------
                    CONTAINERS - PAPER/PLASTIC (7.34%)
      28,500,000    Huntsman Packaging Corp., 13.00%, 06/01/10 (Callable 06/01/06 @ 106.5)                  11,352,405
      12,000,000    Pliant Corp, 13.00%, 06/01/10 (Callable 06/01/06 @ 106.5)                                4,779,960
      13,350,000    Port Townsend Paper Co., 11.00%, 04/15/11 (Callable 04/15/08 @ 105.50) *                10,680,000
                                                                                                         -------------
                                                                                                            26,812,365
                                                                                                         -------------
                    ENGINES - INTERNAL COMBUSTION (1.20%)
       6,000,000    Cummins, Inc., 5.65%, 03/01/98                                                           4,380,000
                                                                                                         -------------
                    FINANCE - CONSUMER LOANS (7.23%)
      27,500,000    General Motors Acceptance Corp., 0.00%, 12/01/12 (Callable 01/01/06 @ 82.70) (b)        14,712,500
      26,900,000    General Motors Acceptance Corp., 0.00%, 06/15/15 (Callable 01/15/06 @ 77.71) (b)        11,701,500
                                                                                                         -------------
                                                                                                            26,414,000
                                                                                                         -------------
                    FUNERAL SERVICES & RELATED ITEMS (0.00%)
       3,000,000    Loewen Group International, 7.20%, 01/08/02 (b)                                                 --
       2,000,000    Loewen Group International, 7.50%, 06/01/03 (b)                                                 --
                                                                                                         -------------
                                                                                                                    --
                                                                                                         -------------
                    HOME (BUILDER) (1.15%)
      26,200,000    Oakwood Homes, 8.125%, 03/01/09                                                          4,192,000
                                                                                                         -------------
                    OIL & GAS DRILLING (0.00%)
       2,000,000    Costilla Energy, Inc., Sr. Notes, 10.25%, 10/01/06 (a)                                          --
                                                                                                         -------------
                    STEEL - PRODUCERS (3.97%)
      18,132,000    WCI Steel, Inc. Sr. Notes, 10.00%, 12/01/04 (a), (b)                                    14,505,600
                                                                                                         -------------
                    TELECOMMUNICATIONS (0.64%)
       2,324,989    Pacific Crossing Corp Bond, 7.00%, 12/30/10                                              2,324,989
                                                                                                         -------------
                    TELEPHONE - INTEGRATED (2.57%)
      14,000,000    Primus Telecomm Group 144a, 8.00%, 01/15/14                                              9,380,000
                                                                                                         -------------
                    TOTAL CORPORATE BONDS (Cost $121,007,288)                                              138,159,344
                                                                                                         -------------

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006



       Par                                                                                               Market Value
-----------------------------------------------------------------------------------------------------------------------
                    BANK LOANS (19.13%)
                    -------------------
      10,256,410    Birch Telecom Bank Loan, 3.29%, 12/31/06 **                                          $   4,102,564
      19,128,205    Birch Telecom Inc., 1.35%, 12/31/06 **                                                   7,651,282
      15,119,709    Galey & Lord Term Loan, 0.00%, 09/05/09                                                    755,985
       5,039,951    Knology Term Loan, 14.24%, 06/29/11                                                      5,531,347
       2,106,454    Knology Term Loan, 14.24%, 06/29/11                                                      2,311,834
       1,736,992    Machgen  A Priority Working Capital, 03/31/07                                              604,821
          12,544    Machgen Letter Of Credit, 03/31/07                                                              --
       3,914,847    Machgen Term A Loan, 03/31/07                                                            5,167,598
       6,549,306    Machgen Term B, 03/31/07                                                                 8,645,084
      31,200,000    Musicland Claim, 0.00%, 01/12/07                                                        11,544,000
       3,325,627    Orius Corp. Term A, 0.00%, 01/23/09                                                        565,357
       3,662,737    Orius Corp. Term B-1, 0.00%, 01/23/10                                                      622,665
       4,469,904    Panda/Teco Bank Loan Term A, 0.00%, 06/12/06                                             4,827,496
       4,304,352    Panda/Teco Bank Loan Term B, 0.00%, 06/12/06                                             4,648,700
       1,389,917    Panda/Teco Letter Of Credit, 0.00%, 06/12/06                                                    --
         208,488    Panda/Teco Revolving Credit, 0.00%, 06/12/06                                                    --
      10,000,000    Pasminco Finance, 0.00%                                                                  1,225,000
       8,294,569    Winstar Communications, 0.00%, 05/31/07                                                 11,667,722
                                                                                                         -------------
                    TOTAL BANK LOANS (Cost $70,344,603)                                                     69,871,455
                                                                                                         -------------

                    LIQUIDATING BONDS (5.47%)
                    -------------------------
                    AUTOMOTIVE (PARTS & EQUIPMENT) (0.09%)
       1,200,000    Oxford Automotive 12.00%, 10/15/10 (a), (b), *                                              20,400
      19,276,174    Oxford Automotive, Inc. 12.00% 10/15/07 (a), (b), *                                        327,695
                                                                                                         -------------
                                                                                                               348,095
                                                                                                         -------------
                    COSMETICS & TOILETRIES (0.50%)
      97,936,903    American Tissue, Inc. Series B, 12.50%, 07/15/06 (a)                                     1,811,833
                                                                                                         -------------
                    ELECTRIC - INTEGRATED (2.19%)
       8,000,000    TXU Corp., 7.425%, 10/15/17  (a)                                                         2,360,000
      12,800,000    TXU Corp., 7.55%, 10/15/27 (a)                                                           3,776,000
      25,018,000    TXU Eastern Funding Co., 6.45%, 05/15/05 *, (a)                                            938,175
      24,500,000    TXU Eastern Funding Co., 6.755%, 05/15/09 *, (a)                                           918,750
                                                                                                         -------------
                                                                                                             7,992,925
                                                                                                         -------------
                    INDEPENDENT POWER PRODUCTION (1.30%)
      24,580,000    NRG Energy, Inc. 7.50% 06/15/07 (a)                                                        614,500
     165,420,000    NRG Energy, Inc. 8.625% 04/01/31 (a)                                                     4,135,500
                                                                                                         -------------
                                                                                                             4,750,000
                                                                                                         -------------
                    SATELLITE TELECOMMUNICATIONS (1.39%)
       6,571,000    ICG Services Inc., 10.00% 02/15/08 (a), (b)                                                     --
       3,333,000    ICG Services Inc., 9.875% 05/01/08 (b), (a)                                                     --
       4,850,000    Iridium, L.L.C./Capital Corp., 10.875%, 07/15/05  (a), (b)                               1,244,849
       5,300,000    Iridium, L.L.C./Capital Corp., 11.25%, 07/15/05  (b), (a)                                1,360,351
       4,500,000    Iridium, L.L.C./Capital Corp., 13.00% 07/15/05 (a), (b)                                  1,155,015

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006

       Par                                                                                               Market Value
-----------------------------------------------------------------------------------------------------------------------
                    LIQUIDATING BONDS (CONTINUED)
                    -----------------------------
                    SATELLITE TELECOMMUNICATIONS (CONTINUED)

       5,100,000    Iridium, L.L.C./Capital Corp., 14.00%, 07/15/05 (b), (a)                             $   1,309,017
                                                                                                         -------------
                                                                                                             5,069,232
                                                                                                         -------------
                    TOTAL LIQUIDATING BONDS (Cost $7,530,471)                                               19,972,085
                                                                                                         -------------
                    PROMISSORY NOTES (0.06%)
                    ------------------------
       2,437,438    Altamira Trust Promissory Note, 10.00%, 10/04/05 **                                        219,369
                                                                                                         -------------
                    TOTAL PROMISSORY NOTES (Cost $1,411,022)                                                   219,369
                                                                                                         -------------
                    REPURCHASE AGREEMENTS (14.19%)
                    ------------------------------
      51,840,000    PNC Financial Services Corp., 4.58% Dated 03/31/06, 04/03/06, Repurchase
                    Price $51,859,786 collateralized by $53,513,000 FNMA Notes 5.00% Due
                    04/26/17 (Market Value $ 51,859,786)                                                    51,840,000
                                                                                                         -------------
                    TOTAL REPURCHASE AGREEMENTS (Cost $51,840,000)                                          51,840,000
                                                                                                         -------------

       Shares
----------------
                    COMMON STOCK (23.64%)
                    ---------------------
                    AUTOMOTIVE (PARTS & EQUIPMENT) (4.48%)
          34,560    Citation Corp. Common Stock (b)                                                            380,160
      46,971,002    Oxford Automotive                                                                       15,970,141
                                                                                                         -------------
                                                                                                            16,350,301
                                                                                                         -------------
                    CABLE TELEVISION (1.81%)
          42,044    Knology Rts Shares                                                                       1,440,021
         758,451    Knology, Inc. (b)                                                                        5,180,220
                                                                                                         -------------
                                                                                                             6,620,241
                                                                                                         -------------
                    DISTRIBUTION/WHOLESALE (3.39%)
         323,765    Core Mark Holding Company, Inc.                                                         12,387,230
                                                                                                         -------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.61%)
       1,919,039    ZiLOG, Inc. (b)                                                                          5,891,450
                                                                                                         -------------

                    ENGINEERING & CONSTRUCTION (0.00%)
         767,980    Orius Corp. (b)                                                                                 --
                                                                                                         -------------
                    INDEPENDENT POWER PRODUCTION (0.00%)
             923    Machgen Common Stock                                                                            --
                                                                                                         -------------
                    LIQUIDATING SHARES (0.08%)
         296,701    Antelope Shares (Acterna)                                                                  296,701
                                                                                                         -------------
                    OIL - FIELD SERVICES (1.97%)
       3,000,000    Northern Offshore Ltd                                                                    7,200,000
                                                                                                         -------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION (6.06%)
           5,825    Texcal                                                                                  22,135,000
                                                                                                         -------------
                    REAL ESTATE (0.00%)
           2,967    Enigen Realty Shares                                                                         1,484
                                                                                                         -------------

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006

       Shares                                                                                            Market Value
-----------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    TELECOMMUNICATIONS SERVICES (0.00%)
         263,841    Birch Telecom,  Inc. (b)                                                             $          --
                                                                                                         -------------
                    TELECOMMUNICATIONS (1.88%)
         929,995    Pacific Crossing                                                                         6,855,923
                                                                                                         -------------
                    TEXTILE - APPAREL (0.00%)
       1,013,596    Galey & Lord Common Shares                                                                      --
                                                                                                         -------------
                    WIRELESS EQUIPMENT (2.36%)
         303,001    USA Mobility, Inc.                                                                       8,629,477
                                                                                                         -------------
                    TOTAL COMMON STOCK (Cost $57,144,276)                                                   86,367,807
                                                                                                         -------------
                    PREFERRED STOCKS (0.78%)
                    ------------------------
                    AUTOMOTIVE (PARTS & EQUIPMENT) (0.63%)
           2,728    Citation Corp. Preferred Stock                                                           2,305,160
                                                                                                         -------------
                    INDEPENDENT POWER PRODUCTION (0.00%)
           3,683    Mach Gen Preferred                                                                              --
          87,742    Panda/Teco Class A Shares                                                                       --
                                                                                                         -------------
                                                                                                                    --
                                                                                                         -------------
                    REAL ESTATE (0.15%)
           3,857    ZiLOG Mod III, Inc. Series A & B (b)                                                       559,265
                                                                                                         -------------
                    TOTAL PREFERRED STOCKS (Cost $3,381,302)                                                 2,864,425
                                                                                                         -------------
                    WARRANTS (0.00%)
                    ----------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (0.00%)
         277,487    Khpp Holdings                                                                                   --
                                                                                                         -------------
                    TOTAL WARRANTS (Cost $0.00)                                                                     --
                                                                                                         -------------
                    INVESTMENTS IN SECURITIES (Cost $312,658,962)                                          369,294,485
                                                                                                         -------------


       Par
----------------

                    SECURITIES SOLD, NOT YET PURCHASED ((4.52)%)
                    --------------------------------------------
                    CORPORATE BONDS SOLD, NOT YET PURCHASED ((4.52)%)
                    -------------------------------------------------
                    MACHINERY - CONSTRUCTION & MINING ((1.17)%)
     (4,000,000)    JLG Industries, Inc., 8.375%, 06/15/12 (Callable 06/15/07 @ $104.19) (b)                (4,280,000)
                                                                                                         -------------
                    MEDICAL - HOSPITALS  ((1.14)%)
     (4,000,000)    Medcath Holdings 9.875%, 07/15/12                                                       (4,165,000)
                                                                                                         -------------
                    METAL PROCESSORS & FABRICATION ((1.39)%)
     (5,000,000)    Ryerson Tull, Inc. Notes, 9.125%, 07/15/06 (b)                                          (5,075,000)
                                                                                                         -------------
                    RETAIL - AUTOMOBILE ((0.82)%)
     (3,000,000)    Sonic Automotive, Inc., 8.625%, 08/15/13 (b)                                            (3,000,000)
                    TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Cost $(15,628,113))                     (16,520,000)
                                                                                                         -------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(15,628,113))                            (16,520,000)
                                                                                                         -------------

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006




                    TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 96.57%       352,774,485
                                                                                                         -------------
                    OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 3.43%                                    12,535,783
                                                                                                         -------------
                    TOTAL NET ASSETS -- 100.00%                                                          $ 365,310,268
                                                                                                         =============

* Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned and securities sold, not yet purchased amounted to $12,885,020 , which represented 3.53% of net assets at March 31, 2006.
**  Variable rate security. The rate shown is that in effect at March 31, 2006.
(a) Security is in default.
(b) Non-income producing securitiy

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30A-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS WILLOW FUND L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date    May 30, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date    May 30, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*    /s/ Michael Mascis
                         -------------------------------------------------------
                             Michael Mascis, Principal Accounting Officer
                             (principal financial officer)

Date    May 30, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.